ORGANIZATION AND BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2017
Investments in and advances to affiliates
Concentration of net revenues (as a percent)	70.00%
Beijing RYB Technology Development Co., Ltd ("RYB Technology")
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%